Document and Entity Information	Jul. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2024
Entity File Number	001-39209
Entity Registrant Name	CHOICEONE FINANCIAL SERVICES INC
Entity Central Index Key	0000803164
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-2659066
Entity Address, Address Line One	109 EAST DIVISION
Entity Address, City or Town	SPARTA
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49345-0186
City Area Code	616
Local Phone Number	887-7366
Title of 12(b) Security	Common stock
Trading Symbol	COFS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false